FAIR VALUE MEASURMENTS (Summary of Changes in the Fair Value of Financial Liabilities Classified As Level 3) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Warrants [Member]
Fair value measurements [Line Items]
Balance at beginning of year		[1]
Warrants issued during the period	2,129	[1]
Changes in fair value during the period	6,365	[1]
Conversion of financial liabilities	(8,494)	[1]
Balance at end of year		[1]
Embedded derivatives [Member]
Fair value measurements [Line Items]
Balance at beginning of year	1,529	[2]	550
Warrants issued during the period		[2]
Derivatives embedded in loans received during the year			215
Changes in fair value during the period	680	[2]	764
Conversion of financial liabilities	(2,209)	[2]
Balance at end of year		[2]	$ 1,529	[2]

[1]	On September 17, 2014, as part of the Company's initial public offering all preferred A shares were converted into ordinary shares (see Note 9). As a result, all outstanding warrants to purchase Preferred A shares (see Note 9c) were transformed on that date (“the Conversion Date”) in accordance with their original terms, to warrants to purchase ordinary shares. Based on relevant accounting principles, these warrants are considered equity instruments. Accordingly, on the Conversion Date, those warrants ceased to be accounted for as a liability and were recorded as equity. The fair value of each of the warrants, on the Conversion Date, was determined by using the Black-Scholes model. The underlying data used for computing the fair value of the warrants were mainly as follows: $6 value of ordinary shares, 0% Dividend yield, 1.45% risk free interest rate, 65% expected volatility and 3.6 years expected term.
[2]	As the convertible loans have been automatically converted on May 12, 2014 the change in fair value of the embedded derivative represents the difference between the carrying amount of the embedded as of December 31, 2013 and their original amount which have been recorded within the finance expenses. See note 8b.